Per Share Amounts	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Per Share Amounts

9. PER SHARE AMOUNTS

A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Earnings (Loss) From:
Continuing Operations	1,784	(410)	1,894	(1,324)
Discontinued Operations	-	(8)	-	252
Net Earnings (Loss)	1,784	(418)	1,894	(1,072)

Basic – Weighted Average Number of Shares (millions)	1,228.8	1,228.8	1,228.8	1,228.8
Dilutive Effect of Cenovus NSRs (1)	0.6	0.5	0.5	0.2
Diluted – Weighted Average Number of Shares	1,229.4	1,229.3	1,229.3	1,229.0

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	1.45	0.33	1.54	(1.08)
Discontinued Operations	-	0.01	-	0.21
Net Earnings (Loss) Per Share	1.45	0.34	1.54	(0.87)
(1)	Net settlement rights (“NSRs”).

B) Dividends Per Share

For the six months ended June 30, 2019, the Company paid dividends of $123 million or $0.10 per share (six months ended June 30, 2018 – $122 million or $0.10 per share).